Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP002 [Member]
Evaluation of Subsequent Events [Line Items]
EBP, Subsequent Event	SUBSEQUENT EVENTS The Plan evaluated subsequent events from December 31, 2025 through June 16, 2026, the date these financials statements were available to be issued.